Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Australia — 22.2%
BHP Group Ltd.	4,287,886	$113,068,240
BlueScope Steel Ltd.	373,900	5,417,756
Champion Iron Ltd.	323,182	1,215,005
Coronado Global Resources Inc.(a)	689,962	418,476
Deterra Royalties Ltd.	362,882	891,132
Fortescue Ltd.	1,432,964	17,764,998
IGO Ltd.	579,462	1,844,098
Iluka Resources Ltd.	358,904	1,313,186
Imdex Ltd.	436,696	731,615
Leo Lithium Ltd.(b)(c)(d)	1,454,959	359,433
Liontown Resources Ltd.(c)(d)	1,212,131	581,257
Lynas Rare Earths Ltd.(c)	712,578	3,214,612
Metals Acquisition Ltd.(c)	54,928	704,195
Mineral Resources Ltd.	149,838	3,306,535
Nickel Industries Ltd.	1,413,340	834,889
Perenti Ltd.	688,658	558,071
Pilbara Minerals Ltd.(c)(d)	2,412,436	3,782,850
Rio Tinto Ltd.	313,616	24,275,962
Sandfire Resources Ltd.(c)	384,982	2,623,945
Sims Ltd.	137,904	1,184,998
South32 Ltd.	3,833,024	9,302,307
Stanmore Resources Ltd.	311,168	674,985
Vulcan Steel Ltd.	57,134	272,785
WA1 Resources Ltd., NVS(c)	33,596	352,704
		194,694,034
Austria — 0.2%
voestalpine AG	91,494	1,773,095
Belgium — 0.1%
Bekaert SA	30,498	1,058,282
Brazil — 3.5%
Cia. Brasileira de Aluminio(c)	204,996	212,600
Cia. Siderurgica Nacional SA	557,362	1,023,609
Sigma Lithium Corp.(c)(d)	50,388	693,339
Vale SA	2,877,372	28,267,760
		30,197,308
Canada — 6.3%
Algoma Steel Group Inc.	79,628	854,833
Altius Minerals Corp.	32,816	623,482
Capstone Copper Corp.(c)	479,570	3,286,650
ERO Copper Corp.(c)	81,368	1,240,818
Filo Corp., NVS(c)	74,220	1,714,951
First Quantum Minerals Ltd.(c)	598,468	8,198,719
Foran Mining Corp.(c)(d)	202,888	597,049
Hudbay Minerals Inc.	329,732	2,950,996
Ivanhoe Mines Ltd., Class A(c)(d)	626,826	8,506,620
Labrador Iron Ore Royalty Corp.	56,576	1,201,389
Lithium Americas Argentina Corp.(c)(d)	97,534	330,210
Lithium Americas Corp.(c)(d)	163,835	657,657
Lundin Mining Corp.	556,036	5,441,015
Major Drilling Group International Inc.(c)	68,562	416,499
NGEx Minerals Ltd.(c)	105,838	941,168
Taseko Mines Ltd.(c)	247,520	510,934
Teck Resources Ltd., Class B	384,938	17,989,710
		55,462,700
Chile — 0.0%
CAP SA(c)	50,386	272,608
China — 2.5%
Aluminum Corp. of China Ltd., Class A	574,665	602,541
Security	Shares	Value
China (continued)
Aluminum Corp. of China Ltd., Class H	3,536,000	$2,113,558
Baoshan Iron & Steel Co. Ltd., Class A	1,105,693	1,012,511
China Hongqiao Group Ltd.	2,437,000	3,579,180
China Metal Recycling Holdings Ltd.(b)(c)	132,000	—
China Nonferrous Mining Corp Ltd.	1,155,000	756,254
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	176,870	558,885
China Oriental Group Co. Ltd.	896,000	131,683
China Rare Earth Resources & Technology Co. Ltd., Class A	44,200	189,286
Citic Pacific Special Steel Group Co. Ltd., Class A	179,600	293,668
CMOC Group Ltd., Class A	839,800	850,667
CMOC Group Ltd., Class H	3,231,000	2,421,078
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	132,600	297,522
Huaibei Mining Holdings Co. Ltd., Class A	132,600	266,777
Hunan Valin Steel Co. Ltd., Class A	353,600	216,308
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(c)	2,298,421	610,927
JCHX Mining Management Co. Ltd., Class A	44,700	242,323
Jiangxi Copper Co. Ltd., Class A	89,925	262,918
Jiangxi Copper Co. Ltd., Class H	944,000	1,523,730
Jinchuan Group International Resources Co. Ltd.	1,768,000	121,510
Jinduicheng Molybdenum Co. Ltd., Class A	176,800	257,984
Maanshan Iron & Steel Co. Ltd., Class H(c)(d)	884,000	132,381
MMG Ltd.(c)	3,615,600	1,241,027
Nanjing Iron & Steel Co. Ltd., Class A	315,000	181,360
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(c)	442,000	176,536
Shandong Nanshan Aluminum Co. Ltd., Class A	530,630	294,540
Shanjin International Gold Co. Ltd., Class A	133,240	299,950
Shougang Fushan Resources Group Ltd.	1,768,000	599,388
Tiangong International Co. Ltd.	884,000	237,476
Tianshan Aluminum Group Co. Ltd., Class A	221,560	248,262
Tongling Nonferrous Metals Group Co. Ltd., Class A	663,500	304,512
Wanguo International Mining Group Ltd.	250,000	391,388
Western Mining Co. Ltd., Class A	132,600	310,441
Western Superconducting Technologies Co. Ltd., Class A	46,454	286,062
Xiamen Tungsten Co. Ltd., Class A	88,499	254,674
Yunnan Aluminium Co. Ltd., Class A	176,800	335,315
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	266,400	215,404
Yunnan Tin Co. Ltd., Class A	88,400	180,510
		21,998,536
Egypt — 0.0%
Ezz Steel Co. SAE(c)	189,051	399,146
Finland — 0.1%
Outokumpu OYJ	310,284	1,042,051
France — 1.3%
Aperam SA	36,730	1,051,340
ArcelorMittal SA	396,916	9,979,200
Eramet SA	7,207	386,263
		11,416,803
Germany — 0.5%
Aurubis AG(d)	26,520	2,093,018
Salzgitter AG(d)	20,774	360,875
thyssenkrupp AG	427,856	1,756,648
		4,210,541
India — 6.2%
APL Apollo Tubes Ltd.	151,491	2,725,987
Godawari Power and Ispat Ltd.	205,530	460,387

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
India (continued)
Gravita India Ltd.	20,005	$516,640
Hindalco Industries Ltd.	1,138,986	8,871,470
Hindustan Copper Ltd.	250,172	820,325
Jai Balaji Industries Ltd., NVS(c)	31,443	339,317
Jindal Saw Ltd.	192,320	702,306
Jindal Stainless Ltd.	277,576	2,250,064
Jindal Steel & Power Ltd.	342,468	3,687,162
JSW Steel Ltd.	519,792	5,963,621
Kirloskar Ferrous Industries Ltd.	54,994	390,891
Maharashtra Seamless Ltd.	33,949	258,956
Mishra Dhatu Nigam Ltd.(a)	37,332	153,365
MOIL Ltd.	52,947	198,645
National Aluminium Co. Ltd.	689,081	1,981,947
NMDC Ltd.	862,784	2,359,473
NMDC Steel Ltd., NVS(c)	645,320	352,499
Orissa Minerals Development Co. Ltd. (The)(c)	1,838	170,688
PTC Industries Ltd., NVS(c)	3,098	440,188
Ramkrishna Forgings Ltd.	69,059	792,253
Ratnamani Metals & Tubes Ltd.	23,876	971,546
Sandur Manganese & Iron Ores Ltd. (The)	32,709	195,940
Sarda Energy & Minerals Ltd., NVS	72,286	383,741
Shivalik Bimetal Controls Ltd., NVS	21,766	143,036
Shyam Metalics & Energy Ltd.	44,643	442,386
Surya Roshni Ltd., NVS	28,277	191,883
Tata Steel Ltd.	6,037,970	10,361,200
Tata Steel Ltd., GDR(e)	29,533	499,108
Usha Martin Ltd.	119,752	539,379
Vedanta Ltd.	1,154,062	6,210,178
Welspun Corp. Ltd.	75,140	690,859
		54,065,440
Indonesia — 0.7%
Amman Mineral Internasional PT(c)	5,525,012	3,140,694
Bumi Resources Minerals Tbk PT(c)	48,001,200	1,254,181
Merdeka Copper Gold Tbk PT(c)	8,265,986	963,965
Vale Indonesia Tbk PT(c)	1,650,200	375,676
		5,734,516
Japan — 4.8%
Daido Steel Co. Ltd.	101,600	797,635
Dowa Holdings Co. Ltd.	44,200	1,325,901
Godo Steel Ltd.	9,300	234,451
JFE Holdings Inc.	486,500	5,566,823
Kobe Steel Ltd.	314,000	3,267,033
Kyoei Steel Ltd.	21,200	245,839
Maruichi Steel Tube Ltd.	49,300	1,069,648
Mitsubishi Materials Corp.	109,100	1,751,680
Mitsui Mining & Smelting Co. Ltd.	44,200	1,386,147
Nippon Light Metal Holdings Co. Ltd.	44,240	448,596
Nippon Steel Corp.	774,505	15,865,232
Nittetsu Mining Co. Ltd.	11,200	315,340
Osaka Steel Co. Ltd.	9,700	215,498
OSAKA Titanium Technologies Co. Ltd.(d)	22,600	299,336
Sanyo Special Steel Co. Ltd.	18,600	227,474
Sumitomo Metal Mining Co. Ltd.	211,400	5,216,346
Toho Titanium Co. Ltd.	36,400	252,907
Tokyo Steel Manufacturing Co. Ltd.	46,200	459,175
UACJ Corp.	33,138	1,196,354
Yamato Kogyo Co. Ltd.	33,200	1,715,463
Yodogawa Steel Works Ltd.	14,900	515,783
		42,372,661
Malaysia — 0.4%
Press Metal Aluminium Holdings Bhd	3,094,000	3,231,951
Security	Shares	Value
Mexico — 1.5%
Grupo Mexico SAB de CV, Series B	2,652,000	$13,004,830
Netherlands — 0.0%
AMG Critical Materials NV(d)	26,520	399,246
Norway — 0.8%
Norsk Hydro ASA	1,186,276	7,371,363
Peru — 0.8%
Southern Copper Corp.	73,382	7,363,884
Poland — 0.6%
Grupa Kety SA	8,395	1,498,955
Jastrzebska Spolka Weglowa SA, Class S(c)(d)	44,200	278,202
KGHM Polska Miedz SA	118,014	3,710,992
		5,488,149
Qatar — 0.1%
Qatar Aluminum Manufacturing Co.	2,237,404	777,390
Russia — 0.0%
Alrosa PJSC(b)(c)	2,886,002	271
GMK Norilskiy Nickel PAO(b)(c)	47,600	—
Novolipetsk Steel PJSC(b)(c)	11,120	1
Severstal PAO(b)(c)	233,400	22
United Co. RUSAL International PJSC(b)(c)	3,450,000	324
		618
Saudi Arabia — 1.9%
Al Masane Al Kobra Mining Co.	28,731	523,092
East Pipes Integrated Co. for Industry, NVS	10,656	407,871
Saudi Arabian Mining Co.(c)	1,093,066	15,059,538
Saudi Steel Pipe Co.	17,680	320,832
		16,311,333
South Africa — 1.5%
African Rainbow Minerals Ltd.	92,390	815,289
Anglo American Platinum Ltd.	78,499	2,616,645
Impala Platinum Holdings Ltd.(c)	764,218	4,352,027
Kumba Iron Ore Ltd.	53,931	995,536
Northam Platinum Holdings Ltd.	300,560	1,876,472
Sibanye Stillwater Ltd.(c)(d)	2,386,800	2,395,199
		13,051,168
South Korea — 2.1%
Hyundai Steel Co.	73,372	1,105,836
KG Dongbusteel	33,194	157,698
Korea Zinc Co. Ltd.	4,480	3,813,184
Poongsan Corp.	14,144	524,188
POSCO Holdings Inc.	59,212	12,088,482
Posco M-Tech Co. Ltd.	20,066	200,250
Sam-A Aluminum Co. Ltd., Class A	5,303	141,052
Seah Besteel Holdings Corp.	11,492	190,109
SeAH Steel Holdings Corp.	1,340	164,907
TCC Steel	14,145	353,209
		18,738,915
Spain — 0.2%
Acerinox SA	158,192	1,589,891
Sweden — 1.4%
Alleima AB, NVS	157,222	1,102,597
Boliden AB	231,166	6,902,738
Granges AB	84,024	957,702
SSAB AB, Class A	186,898	861,775
SSAB AB, Class B	511,939	2,319,179
		12,143,991

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Metals & Mining Producers ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Taiwan — 1.5%
Century Iron & Steel Industrial Co. Ltd.	153,000	$828,156
China Metal Products	208,011	216,240
China Steel Corp.	9,874,612	6,459,079
Chung Hung Steel Corp.	766,000	465,562
Evergreen Steel Corp.	163,000	497,489
Feng Hsin Steel Co. Ltd.	346,918	802,189
First Copper Technology Co. Ltd.(c)	200,000	244,898
Gloria Material Technology Corp.	385,000	561,199
Hsin Kuang Steel Co. Ltd.	220,000	336,611
TA Chen Stainless Pipe	1,451,638	1,554,157
Tung Ho Steel Enterprise Corp.	404,700	881,380
Yieh Phui Enterprise Co. Ltd.	458,831	215,350
		13,062,310
Turkey — 0.4%
Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret A/S(c)	22,950	299,417
Eregli Demir ve Celik Fabrikalari TAS	2,352,324	1,747,849
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S, Class D(c)	659,022	521,204
Kocaer Celik Sanayi Ve Ticaret A/S	463,051	190,181
Koza Anadolu Metal Madencilik Isletmeleri AS(c)	142,728	289,810
		3,048,461
United Kingdom — 16.7%
Anglo American PLC	1,074,044	34,489,997
Antofagasta PLC	332,826	7,215,769
Atalaya Mining PLC	82,435	373,424
Glencore PLC	8,767,862	42,455,816
Hill & Smith PLC	66,742	1,753,269
Rio Tinto PLC	953,394	59,942,635
		146,230,910
United States — 20.7%
Alcoa Corp.	173,512	8,056,164
Alcoa Corp., NVS(d)	44,886	2,090,779
Alpha Metallurgical Resources Inc.	9,283	2,279,626
Arch Resources Inc.	15,478	2,660,978
ATI Inc.(c)	105,196	6,329,643
Carpenter Technology Corp.	40,226	7,805,453
Century Aluminum Co.(c)	47,296	1,079,768
Cleveland-Cliffs Inc.(c)	407,252	5,070,287
Cleveland-Cliffs Inc., NVS	13,889	172,918
Commercial Metals Co.	97,240	5,998,736
Compass Minerals International Inc.	28,288	436,484
Freeport-McMoRan Inc.	1,214,150	53,665,430
Ivanhoe Electric Inc.(c)(d)	66,343	630,922
Kaiser Aluminum Corp.	13,260	1,077,773
Materion Corp.	17,680	2,044,162
Metallus Inc.(c)	33,150	552,610
MP Materials Corp.(c)(d)	103,788	2,186,813
Nucor Corp.	200,644	31,037,620
Olympic Steel Inc.	9,148	386,777
Radius Recycling Inc.	21,658	429,262
Ramaco Resources Inc., Class A	24,780	315,945
Reliance Inc.	46,390	14,902,324
Ryerson Holding Corp.	26,098	670,719
Steel Dynamics Inc.	124,182	18,039,919
Security	Shares	Value
United States (continued)
SunCoke Energy Inc.	69,836	$870,156
U.S. Steel Corp.	189,606	7,730,237
Warrior Met Coal Inc.(d)	44,200	3,108,144
Worthington Steel Inc.	27,854	1,248,973
		180,878,622
Total Common Stocks — 99.0% (Cost: $995,761,575)		867,390,753
Preferred Stocks
Brazil — 0.7%
Bradespar SA, Preference Shares, NVS	220,558	674,123
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	131,274	169,525
Gerdau SA, Preference Shares, NVS	1,177,930	3,970,287
Metalurgica Gerdau SA, Preference Shares, NVS	566,875	1,072,171
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	386,016	391,995
		6,278,101
Russia — 0.0%
Mechel PJSC, Preference Shares, NVS(b)(c)	96,000	9
Total Preferred Stocks — 0.7% (Cost: $6,176,029)		6,278,110
Total Long-Term Investments — 99.7% (Cost: $1,001,937,604)		873,668,863
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(f)(g)(h)	16,084,726	16,092,768
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(f)(g)	2,050,000	2,050,000
Total Short-Term Securities — 2.1% (Cost: $18,135,170)		18,142,768
Total Investments — 101.8% (Cost: $1,020,072,774)		891,811,631
Liabilities in Excess of Other Assets — (1.8)%		(15,808,557)
Net Assets — 100.0%		$876,003,074

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Non-income producing security.
(d)	All or a portion of this security is on loan.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Metals & Mining Producers ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$26,051,082	$—	$(9,954,921)(a)	$(2,278)	$(1,115)	$16,092,768	16,084,726	$161,281 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,100,000	950,000 (a)	—	—	—	2,050,000	2,050,000	19,112	—
				$(2,278)	$(1,115)	$18,142,768		$180,393	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Energy Select Sector Index	4	12/20/24	$401	$(1,122)
MSCI Emerging Markets Index	32	12/20/24	1,745	(19,029)
				$(20,151)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$294,545,604	$572,485,098	$360,051	$867,390,753
Preferred Stocks	6,278,101	—	9	6,278,110

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Global Metals & Mining Producers ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$18,142,768	$—	$—	$18,142,768
	$318,966,473	$572,485,098	$360,060	$891,811,631
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(20,151)	$—	$—	$(20,151)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
GDR	Global Depositary Receipt
NVS	Non-Voting Shares
PJSC	Public Joint Stock Company